16 Investments	12 Months Ended
Dec. 31, 2020
Investments Abstract
Investments
16	Investments
16.1	Changes in investments

	Balance as of		Investment/	Capital	Amorti-	Dividends	Other	Balance as of
	January 1, 2020	Equity	AFAC	decrease	zation	and JSCP	(a)	December 31, 2020
Joint Ventures (16.3)
Voltalia São Miguel do Gostoso I	110,099	(2,378)	-	-	-	-	-	107,721
Voltalia São Miguel do Gostoso - direito de autorização	10,038	-	-	-	(367)	-	-	9,671
Caiuá	78,312	(8,964)	26,014	-	-	-	-	95,362
Integração Maranhense	138,716	13,672	-	-	-	(3,807)	-	148,581
Matrinchã	711,527	25,644	-	-	-	(2,668)	-	734,503
Guaraciaba	337,077	25,528	-	-	-	(1,435)	-	361,170
Paranaíba	173,973	29,708	-	-	-	-	-	203,681
Mata de Santa Genebra	573,357	48,594	39,479	-	-	-	-	661,430
Cantareira	338,268	42,666	-	-	-	(21,248)	-	359,686
Solar Paraná	-	(115)	6,946	-	-	-	-	6,831
	2,471,367	174,355	72,439	-	(367)	(29,158)	-	2,688,636
Associates
Dona Francisca Energética (16.4)	28,423	9,674	-	-	-	(9,950)	-	28,147
Foz do Chopim Energética (16.4)	12,175	9,629	-	-	-	(11,818)	-	9,986
Dominó Holdings	246	(93)	-	-	-	-	(153)	-
Other	10,155	(18)	-	(228)	-	-	(7,969)	1,940
	50,999	19,192	-	(228)	-	(21,768)	(8,122)	40,073
Investment property	813	-	-	-	(5)	-	-	808
	2,523,179	193,547	72,439	(228)	(372)	(50,926)	(8,122)	2,729,517
(a) R$ 7,969 of Impairment of Estação Osasco Desenvolvimento Imobiliário SA, an associate of UEG Araucária, and R$ 153 of liquidation of Dominó.

			Investment/
	Balance as of		Advance for future	Capital	Amorti-	Dividends		Balance as of
	January 1, 2019	Equity	capital increase	decrease	zation	and JSCP	Transfers	December 31, 2019
Joint Ventures (16.3)
Voltalia São Miguel do Gostoso I	110,568	(3,409)	2,940	-	-	-	-	110,099
Voltalia São Miguel do Gostoso - direito de autorização	10,405	-	-	-	(367)	-	-	10,038
Caiuá	74,639	4,800	-	-	-	(1,127)	-	78,312
Integração Maranhense	129,684	11,316	-	-	-	(2,284)	-	138,716
Matrinchã	673,216	48,634	-	-	-	(10,323)	-	711,527
Guaraciaba	356,941	18,312	-	(34,300)	-	(3,876)	-	337,077
Paranaíba	160,584	16,375	-	-	-	(2,986)	-	173,973
Mata de Santa Genebra	484,262	(41,716)	130,811	-	-	-	-	573,357
Cantareira	317,523	28,031	-	-	-	(7,286)	-	338,268
	2,317,822	82,343	133,751	(34,300)	(367)	(27,882)	-	2,471,367
Associates
Dona Francisca Energética (16.4)	29,144	9,853	-	-	-	(10,574)	-	28,423
Foz do Chopim Energética (16.4)	8,227	13,924	-	-	-	(9,976)	-	12,175
Dominó Holdings	2,442	(280)	-	(735)	-	(1,181)	-	246
Other	9,115	917	123	-	-	-	-	10,155
	48,928	24,414	123	(735)	-	(21,731)	-	50,999
Investment property	1,342	-	-	-	(5)	-	(524)	813
Advance for future capital future capital increase	142	-	133,597	-	-	-	(133,739)	-
	2,368,234	106,757	267,471	(35,035)	(372)	(49,613)	(134,263)	2,523,179
16.2	Subsidiaries with non-controlling interests
16.2.1	Summarized financial information

			Compagás			Elejor			UEG Araucária
	12.31.2020	12.31.2019	12.31.2018	12.31.2020	12.31.2019	12.31.2018	12.31.2020	12.31.2019	12.31.2018
ASSETS	749,434	904,993	675,286	705,233	625,154	652,175	554,079	421,533	436,137
Current assets	245,028	313,896	204,725	165,150	80,079	80,990	392,775	80,788	33,573
Noncurrent assets	504,406	591,097	470,561	540,083	545,075	571,185	161,304	340,745	402,564

LIABILITIES	749,434	904,993	675,286	705,233	625,154	652,175	554,079	421,533	436,137
Current liabilities	173,144	236,190	133,769	95,465	85,647	124,880	309,265	91,066	42,185
Noncurrent liabilities	81,230	110,475	106,900	596,278	496,648	473,318	6,603	14,727	23,290
Equity	495,060	558,328	434,617	13,490	42,859	53,977	238,211	315,740	370,662

STATEMENT OF INCOME
Operating revenues	535,206	866,884	588,532	194,849	218,421	293,942	589,909	52,216	524
Operating costs and expenses	(452,495)	(662,306)	(515,594)	(67,323)	(86,237)	(89,931)	(647,516)	(131,596)	(94,970)
Financial results	(764)	43,186	(2,411)	(172,049)	(92,728)	(89,301)	203	832	2,275
Equity in earnings of investees	-	-	-	-	-	-	-	916	-
Income tax and social contribution	(22,967)	(74,791)	(10,909)	15,154	(13,331)	(38,379)	(19,920)	(22,703)	16,316
Net income (loss)	58,980	172,973	59,618	(29,369)	26,125	76,331	(77,324)	(100,335)	(75,855)
Other comprehensive income	(343)	(1,277)	187	-	-	-	(205)	132	-
Total comprehensive income	58,637	171,696	59,805	(29,369)	26,125	76,331	(77,529)	(100,203)	(75,855)

STATEMENTS OF CASH FLOWS
Cash flows from operational activities	101,708	54,760	66,017	22,097	51,839	127,108	23,491	(57,585)	(26,980)
Cash flows from investment activities	(17,120)	(17,531)	(15,961)	(208)	(314)	(2,659)	1,317	(1,945)	(2,768)
Cash flows from financing activities	(115,625)	14,312	(43,980)	(8,151)	(56,533)	(119,468)	32,879	45,133	-

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(31,037)	51,541	6,076	13,738	(5,008)	4,981	57,687	(14,397)	(29,748)
Cash and cash equivalents at the beginning of the year	141,696	90,155	84,079	37,878	42,886	37,905	7,119	21,516	51,264
Cash and cash equivalents at the end of the year	110,659	141,696	90,155	51,616	37,878	42,886	64,806	7,119	21,516
CHANGE IN CASH AND CASH EQUIVALENTS	(31,037)	51,541	6,076	13,738	(5,008)	4,981	57,687	(14,397)	(29,748)

The loss recorded at Elejor is due to the monetary update on Accounts payable linked to the concession, which increased significantly as a result of the IGPM increase, as shown in Note 26.

16.2.2	Changes in equity attributable to non-controlling shareholders

Participation in capital stock	Compagás 49%	Elejor 30%	UEG Araucária 18,8%	Total
Balance as of January 1, 2018	194,901	18,518	89,242	302,661
Net income (loss)	29,213	22,899	(15,171)	36,941
Other comprehensive income	91	-	63	154
Dividends	(11,243)	(25,224)	-	(36,467)
Balance as of December 31, 2018	212,962	16,193	74,134	303,289
Net income (loss)	84,758	7,838	(19,673)	72,923
Other comprehensive income	(626)	-	25	(601)
Additional dividends proposed	-	(3,335)	-	(3,335)
Dividends	(23,514)	(7,838)	-	(31,352)
Gain with interest variation in Subsidiary	-	-	4,874	4,874
Balance as of December 31, 2019	273,580	12,858	59,360	345,798
Net income (loss)	28,898	(8,812)	(14,538)	5,548
Other comprehensive income	(168)	-	(39)	(207)
Additional dividends proposed	(51,799)	-	-	(51,799)
Dividends	(7,933)	-	-	(7,933)
Balance as of December 31, 2020	242,578	4,046	44,783	291,407
16.3	Summarized information on the main joint ventures

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2020
ASSETS	222,038	267,425	475,734	2,357,028	1,269,378	1,687,613	2,712,737	1,567,577
Current assets	3,623	31,048	59,709	261,168	165,063	179,229	340,382	165,816
Cash and cash equivalents	3,579	6,871	12,696	46,198	25,565	20,820	61,171	34,435
Other current assets	44	24,177	47,013	214,970	139,498	158,409	279,211	131,381
Noncurrent assets	218,415	236,377	416,025	2,095,860	1,104,315	1,508,384	2,372,355	1,401,761
.
LIABILITIES	222,038	267,425	475,734	2,357,028	1,269,378	1,687,613	2,712,737	1,567,577
Current liabilities	2,199	18,995	51,926	192,512	86,163	78,981	158,350	63,206
Financial liabilities	-	7,392	13,180	80,141	28,741	62,143	104,308	41,314
Other current liabilities	2,199	11,603	38,746	112,371	57,422	16,838	54,042	21,892
Noncurrent liabilities	-	53,816	120,579	665,528	446,133	777,279	1,234,165	770,317
Financial liabilities	-	42,864	65,624	612,413	446,801	545,200	1,215,988	489,784
Other noncurrent liabilities	-	10,952	54,955	53,115	(668)	232,079	18,177	280,533
Equity	219,839	194,614	303,229	1,498,988	737,082	831,353	1,320,222	734,054
.
STATEMENT OF INCOME
Net operating income	-	17,927	31,418	328,171	109,978	478,147	364,070	196,039
Operating costs and expenses	(66)	(34,584)	11,706	(160,795)	(8,317)	(18,801)	(125,569)	(23,533)
Financial results	32	(3,389)	(5,229)	(71,164)	(38,883)	(48,184)	(91,947)	(40,630)
Equity in income of subsidiaries	(4,893)	-	-	-	-	-	-	-
Income tax and social contribution	-	1,752	(9,991)	(30,178)	(22,084)	(125,646)	(49,560)	(44,805)
Net income (loss)	(4,927)	(18,294)	27,904	66,034	40,694	285,516	96,994	87,071
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(4,927)	(18,294)	27,904	66,034	40,694	285,516	96,994	87,071
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	107,721	95,362	148,581	734,503	361,170	203,681	661,430	359,686

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2019
ASSETS	226,898	271,409	486,305	2,295,925	1,318,517	1,625,008	2,482,326	1,496,577
Current assets	3,664	30,472	59,466	301,722	150,875	178,558	268,381	182,971
Cash and cash equivalents	1,494	3,968	6,570	85,293	44,805	20,338	48,395	60,252
Other current assets	2,170	26,504	52,896	216,429	106,070	158,220	219,986	122,719
Noncurrent assets	223,234	240,937	426,839	1,994,203	1,167,642	1,446,450	2,213,945	1,313,606
.
LIABILITIES	226,898	271,409	486,305	2,295,925	1,318,517	1,625,008	2,482,326	1,496,577
Current liabilities	2,206	28,892	77,116	166,430	84,863	104,065	129,810	72,907
Financial liabilities	-	7,584	13,468	82,665	33,102	60,399	93,643	48,619
Other current liabilities	2,206	21,308	63,648	83,765	51,761	43,666	36,167	24,288
Noncurrent liabilities	-	82,699	126,095	677,398	545,742	810,847	1,208,089	733,326
Financial liabilities	-	49,958	78,350	624,779	461,353	580,451	1,208,089	507,775
Other noncurrent liabilities	-	32,741	47,745	52,619	84,389	230,396	-	225,551
Equity	224,692	159,818	283,094	1,452,097	687,912	710,096	1,144,427	690,344
.
STATEMENT OF INCOME
Net operating income	-	25,180	44,264	250,188	111,912	198,573	357,522	138,259
Operating costs and expenses	(111)	(5,481)	(5,672)	(70,886)	(29,067)	(30,560)	(384,228)	(5,360)
Financial results	146	(4,557)	(6,594)	(59,794)	(42,548)	(54,154)	(99,186)	(46,190)
Equity in income of subsidiaries	(7,080)	-	-	-	-	-	-	-
Income tax and social contribution	(5)	(5,348)	(8,904)	(33,103)	(2,926)	(47,024)	42,627	(29,498)
Net income (loss)	(7,050)	9,794	23,094	86,405	37,371	66,835	(83,265)	57,211
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(7,050)	9,794	23,094	86,405	37,371	66,835	(83,265)	57,211
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	110,099	78,312	138,716	711,527	337,077	173,973	573,357	338,268

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2018
ASSETS	227,867	261,951	465,801	2,199,434	1,295,670	1,574,846	2,365,160	1,443,693
Current assets	2,344	26,471	47,347	326,557	229,693	165,072	202,253	161,328
Cash and cash equivalents	205	1,128	1	116,634	136,191	13,931	19,568	301
Other current assets	2,139	25,343	47,346	209,923	93,502	151,141	182,685	161,027
Noncurrent assets	225,523	235,480	418,454	1,872,877	1,065,977	1,409,774	2,162,907	1,282,365
.
LIABILITIES	227,867	261,951	465,801	2,199,434	1,295,670	1,574,846	2,365,160	1,443,693
Current liabilities	2,216	24,955	73,856	137,627	79,701	104,599	124,606	60,964
Financial liabilities	-	7,615	13,228	70,192	27,950	55,968	33,964	46,329
Other current liabilities	2,216	17,340	60,628	67,435	51,751	48,631	90,642	14,635
Noncurrent liabilities	-	84,672	127,284	687,897	487,520	814,798	1,273,962	734,724
Financial liabilities	-	57,028	91,342	683,316	482,125	612,854	934,650	532,179
Other noncurrent liabilities	-	27,644	35,942	4,581	5,395	201,944	339,312	202,545
Equity	225,651	152,324	264,661	1,373,910	728,449	655,449	966,592	648,005
.
STATEMENT OF INCOME
Net operating income	-	25,129	42,379	272,103	181,665	(14,331)	514,591	195,441
Operating costs and expenses	(103)	(4,785)	(7,732)	(47,771)	(27,273)	(23,244)	(462,839)	(60,529)
Financial results	(170)	(5,017)	(7,817)	(61,910)	(35,036)	(57,977)	(59,507)	(58,402)
Equity in income of subsidiaries	(7,815)	-	-	-	-	-	-	-
Income tax and social contribution	-	(5,053)	(7,974)	(59,544)	(47,273)	28,163	2,685	(26,379)
Net income (loss)	(8,088)	10,274	18,856	102,878	72,083	(67,389)	(5,070)	50,131
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(8,088)	10,274	18,856	102,878	72,083	(67,389)	(5,070)	50,131
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	110,568	74,639	129,684	673,216	356,941	160,584	484,262	317,523

As of December 31, 2020, Copel's share of commitments assumed relating to its joint ventures is equivalent to R$ 632 (R$ 5,936 as of December 31, 2019 and R$ 81,263 as of December 31, 2018 ) and of contingent liabilities is equivalent to R$ 227,467 (R$ 89,688 as of December 31, 2019 and R$ 40,324 as of December 31, 2018).

The loss assessed at Caiuá in 2020 is mainly due to the recording of a provision for contingencies, in the amount of R$ 28,891, resulting from an arbitration proceeding in which the controversial amount of economic and financial rebalancing of the construction contract is discussed.

16.4	Summarized information of the main associates

	Dona Francisca			Foz do Chopim
	12.31.2020	12.31.2019	12.31.2018	12.31.2020	12.31.2019	12.31.2018
ASSETS	128,798	130,883	134,141	62,635	61,635	106,736
Current assets	14,562	13,406	12,493	33,378	31,054	73,786
Noncurrent assets	114,236	117,477	121,648	29,257	30,581	32,950
.
LIABILITIES	128,798	130,883	134,141	62,635	61,635	106,736
Current liabilities	4,452	4,344	4,231	34,723	2,354	57,603
Noncurrent liabilities	2,119	3,118	3,361	-	25,243	26,133
Equity	122,227	123,421	126,549	27,912	34,038	23,000
.
STATEMENT OF INCOME
Net operating income	70,314	70,717	70,716	55,740	56,929	46,479
Operating costs and expenses	(26,171)	(25,957)	(25,268)	(21,260)	(16,278)	(2,020)
Financial income (expense)	208	475	366	(5,527)	621	(638)
Income tax and social contribution	(2,343)	(2,454)	(2,446)	(2,035)	(2,346)	(6,880)
Net income	42,008	42,781	43,368	26,918	38,926	36,941
Other comprehensive income	-	-	-	-	-	-
Total comprehensive income	42,008	42,781	43,368	26,918	38,926	36,941
Investment interest - %	23.0303	23.0303	23.0303	35.77	35.77	35.77
Investment book value	28,147	28,423	29,144	9,986	12,175	8,227
			29144			8227

As of December 31, 2020, Copel's interest in the contingent liabilities of its associates is equivalent to R$ 1,428 (R$ 78,793 as of December 31, 2019 and R$ 61,341 as of December 31, 2018).